UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21820

 NAME OF REGISTRANT:                     Eaton Vance Credit Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


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

Eaton Vance Credit Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME ST FD II INC                                                     Agenda Number:  932940376
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255Y108
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2008
          Ticker:  FRB
            ISIN:  US09255Y1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.N. BECKWITH, III                                        Mgmt          For                            For
       KENT DIXON                                                Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       ROBERT S. SALOMON, JR.                                    Mgmt          For                            For
       RICHARD S. DAVIS                                          Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       KATHLEEN F. FELDSTEIN                                     Mgmt          For                            For
       HENRY GABBAY                                              Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  932940376
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2008
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.N. BECKWITH, III                                        Mgmt          For                            For
       KENT DIXON                                                Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       ROBERT S. SALOMON, JR.                                    Mgmt          For                            For
       RICHARD S. DAVIS                                          Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       KATHLEEN F. FELDSTEIN                                     Mgmt          For                            For
       HENRY GABBAY                                              Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK GLOBAL FUND                                                                       Agenda Number:  932940237
--------------------------------------------------------------------------------------------------------------------------
        Security:  091941104
    Meeting Type:  Annual
    Meeting Date:  12-Sep-2008
          Ticker:  BGT
            ISIN:  US0919411043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       G.N. BECKWITH, III                                        Mgmt          For                            For
       KENT DIXON                                                Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       ROBERT S. SALOMON, JR.                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932943637
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733Q107
    Meeting Type:  Annual
    Meeting Date:  15-Sep-2008
          Ticker:  FCM
            ISIN:  US33733Q1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD E. ERICKSON                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST/FOUR CORNERS SR FLOATING                                                        Agenda Number:  932943651
--------------------------------------------------------------------------------------------------------------------------
        Security:  33733U108
    Meeting Type:  Annual
    Meeting Date:  15-Sep-2008
          Ticker:  FCT
            ISIN:  US33733U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD E. ERICKSON                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  932928623
--------------------------------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  16-Sep-2008
          Ticker:  PPR
            ISIN:  US44977W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       ROBERT W. CRISPIN                                         Mgmt          For                            For
       PETER S. DROTCH                                           Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For

03     TO APPROVE MODIFICATIONS TO THE TRUST'S FUNDAMENTAL       Mgmt          For                            For
       INVESTMENT RESTRICTION GOVERNING BORROWING.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  932967081
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  17-Mar-2009
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C     DIRECTOR
       JOHN P. AMBOIAN                                           Mgmt          For                            *
       DAVID J. KUNDERT                                          Mgmt          For                            *
       TERENCE J. TOTH                                           Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPPORTUNITY                                                     Agenda Number:  932967081
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  17-Mar-2009
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C     DIRECTOR
       JOHN P. AMBOIAN                                           Mgmt          For                            *
       DAVID J. KUNDERT                                          Mgmt          For                            *
       TERENCE J. TOTH                                           Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN SENIOR INCOME FUND                                                                   Agenda Number:  932967081
--------------------------------------------------------------------------------------------------------------------------
        Security:  67067Y104
    Meeting Type:  Annual
    Meeting Date:  17-Mar-2009
          Ticker:  NSL
            ISIN:  US67067Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1C     DIRECTOR
       JOHN P. AMBOIAN                                           Mgmt          For                            *
       DAVID J. KUNDERT                                          Mgmt          For                            *
       TERENCE J. TOTH                                           Mgmt          For                            *




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FLOATING RATE INCOME FUND                                                             Agenda Number:  932976434
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201H108
    Meeting Type:  Annual
    Meeting Date:  16-Dec-2008
          Ticker:  PFL
            ISIN:  US72201H1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL BELICA                                               Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 PIMCO FLOATING RATE STRATEGY FUND                                                           Agenda Number:  932976410
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201J104
    Meeting Type:  Annual
    Meeting Date:  16-Dec-2008
          Ticker:  PFN
            ISIN:  US72201J1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL BELICA                                               Mgmt          No vote
       WILLIAM B. OGDEN, IV                                      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  932942798
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Special
    Meeting Date:  22-Sep-2008
          Ticker:  PHD
            ISIN:  US72369J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL K. KINGSBURY*                                      Mgmt          For                            For
       BENJAMIN M. FRIEDMAN*                                     Mgmt          For                            For
       MARGARET B.W. GRAHAM*                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TIME WARNER CABLE INC                                                                       Agenda Number:  933058415
--------------------------------------------------------------------------------------------------------------------------
        Security:  88732J108
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CAROLE BLACK                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: GLENN A. BRITT                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: THOMAS H. CASTRO                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DAVID C. CHANG                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JAMES E. COPELAND, JR.              Mgmt          For                            For

1F     ELECTION OF DIRECTOR: PETER R. HAJE                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DONNA A. JAMES                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DON LOGAN                           Mgmt          For                            For

1I     ELECTION OF DIRECTOR: N.J. NICHOLAS, JR.                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: WAYNE H. PACE                       Mgmt          For                            For

1K     ELECTION OF DIRECTOR: EDWARD D. SHIRLEY                   Mgmt          For                            For

1L     ELECTION OF DIRECTOR: JOHN E. SUNUNU                      Mgmt          For                            For

2      RATIFICATION OF AUDITORS                                  Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Credit Opportunities Fund
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/24/2009